Financial Instruments - Additional Information (Detail)	Mar. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Interest rate swap agreements have remaining terms to maturity	The interest rate swap agreements have remaining terms to maturity ranging from 6 months to 9 months.